UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3174
                                     -------------------------------------------

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

303 Broadway, Suite 1100    Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

Registrant's telephone number, including area code: (513) 362-8000
                                                    ----------------------------
Date of fiscal year end:   06/30/06
                           ------------------
Date of reporting period:  3/31/06
                           ------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

TOUCHSTONE TAX-FREE TRUST
FLORIDA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================

   PRINCIPAL                                                                  COUPON    MATURITY          MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 15.9%          RATE       DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
$      125,000 Miami-Dade Co FL Special Obligation.........................    5.000    04/01/06       $    125,000
       250,000 FL St Brd Ed Cap Outlay.....................................    6.500    06/01/06            251,393
       600,000 Gallipolis OH CSD BANS......................................    4.250    06/29/06            601,092
       800,000 Covington KY Indpt Sch Dist TANS............................    3.500    06/30/06            799,999
       600,000 FL St Div Brd Fin Dept Gen Svcs Rev.........................    5.750    07/01/06            603,721
       400,000 AMP OH Elect Rev BANS (Woodville Vlg).......................    3.250    07/20/06            400,236
       500,000 AMP OH Elect Rev BANS (Carey Vlg)...........................    3.400    08/03/06            500,415
       250,000 Wilmington OH LTGO BANS (Lowes Rd Construction).............    3.750    09/29/06            250,787
       500,000 Willard OH BANS LTGO........................................    4.250    01/24/07            502,171
                                                                                                       ------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS.........                            $  4,034,814
                                                                                                       ------------
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                  COUPON    MATURITY          MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES -- 78.1%                       RATE       DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
$      400,000 Broward Co FL Hlth Facs Rev (John Knox Village).............    3.220    04/01/06       $    400,000
       500,000 FL St Brd Ed Muni Secs Tr Rcpts Ser SGA 102.................    3.200    04/01/06            500,000
       800,000 Jacksonville FL Hlth Facs Auth Hosp Rev Ser A...............    3.180    04/01/06            800,000
       800,000 Muni Sec Tr Ctfs 01-160 (FL Brd of Ed)......................    3.200    04/01/06            800,000
       300,000 Muni Sec Tr Ctfs Ser 01-161 (FL Brd of Ed)..................    3.200    04/01/06            300,000
       580,000 Putnam Co FL Dev Auth PCR (FL Pwr & Light Co)...............    3.180    04/01/06            580,000
       250,000 Broward Co FL HFA MFH Rev (Jacaranda Village Apts)..........    3.190    04/05/06            250,000
       575,000 Dade Co FL IDA IDR (Dolphins Stadium) Ser A.................    3.160    04/05/06            575,000
       780,000 Dade Co FL IDA IDR (Dolphins Stadium) Ser D.................    3.160    04/05/06            780,000
       100,000 Lee Co FL HFA MFH Rev (Forestwood Apts).....................    3.180    04/05/06            100,000
       500,000 Lee Co FL IDR Ed Facs (Canterbury School)...................    3.180    04/05/06            500,000
       605,000 Marion Co FL HFA (Paddock Apts).............................    3.180    04/05/06            605,000
     1,110,000 Nassau Co FL PCR (Rayonier).................................    3.180    04/05/06          1,110,000
     1,000,000 Orange Co FL HFA Rev (Sundown Assoc)........................    3.210    04/05/06          1,000,000
       400,000 Palm Beach Co FL Rev (Norton Gallery).......................    3.200    04/05/06            400,000
       510,000 Pinellas Co FL Edl Facs Auth Rev (Shorecrest Prep)..........    3.190    04/05/06            510,000
       700,000 Volusia Co FL HFA MFH Rev (Anatole Apts)....................    3.180    04/05/06            700,000
       450,000 Broward Co FL HFA MFH Rev (Southern Pointe).................    3.170    04/06/06            450,000
       675,000 Duval Co FL HFA MFH Rev (Glades Apts).......................    3.170    04/06/06            675,000
       950,000 Duval Co FL HFA MFH Rev (Sunbeam Road Apts).................    3.180    04/06/06            950,000
       800,000 FL Gulf Coast Univ Fin Corp Rev.............................    3.200    04/06/06            800,000
       700,000 FL HFC Rev (Charleston).....................................    3.180    04/06/06            700,000
       120,000 Gulf Breeze FL Loc Govt Loan Prog B.........................    3.180    04/06/06            120,000
       350,000 Gulf Breeze FL Muni Bond Fund Ser A.........................    3.180    04/06/06            350,000
       300,000 Highlands Co FL HFA Rev (Adventist Hlth Sys)................    3.180    04/06/06            300,000
       400,000 Marion Co FL IDA Rev (Chambrel).............................    3.180    04/06/06            400,000
     1,050,000 Miami-Dade Co FL Wtr & Swr Rev..............................    3.170    04/06/06          1,050,000
       100,000 Palm Beach Co FL Edl Facs Auth Rev (Atlantic College).......    3.230    04/06/06            100,000
       900,000 Palm Beach Co FL Rev (Henry Morrison Flagler)...............    3.210    04/06/06            900,000
     1,000,000 Palm Beach Co FL Rev (Morse Oblig Group)....................    3.190    04/06/06          1,000,000
       775,000 Pasco Co FL Sch Brd COP.....................................    3.170    04/06/06            775,000

TOUCHSTONE TAX-FREE TRUST
FLORIDA TAX-FREE MONEY MARKET FUND
(CONTINUED)
================================================================================

   PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES -- 78.1%                      COUPON    MATURITY          MARKET
    AMOUNT     (CONTINUED)                                                     RATE       DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
$      300,000 Seminole Co FL IDA Rev (FL Living Nursing Ctr)..............    3.370    04/06/06       $    300,000
     1,000,000 Seminole Co FL IDA Rev (Master Academy).....................    3.190    04/06/06          1,000,000
       100,000 Univ of North FL 1998 Parking Rev Bonds.....................    3.230    04/06/06            100,000
                                                                                                       ------------
               TOTAL FLOATING & VARIABLE DEMAND NOTES......................                            $ 19,880,000
                                                                                                       ------------

-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                  COUPON    MATURITY          MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS -- 5.5%                               RATE       DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
$    1,000,000 Putnam Co FL Dev Auth PCR (Seminole Elec Coop)..............    3.270    06/15/06       $  1,000,000
       400,000 Corpus Christi TX IDC EDR (Texas Air Invt)..................    3.450    08/01/06            400,000
                                                                                                       ------------
               TOTAL ADJUSTABLE RATE PUT BONDS.............................                            $  1,400,000
                                                                                                       ------------

               TOTAL INVESTMENT SECURITIES -- 99.5%
               (Amortized Cost $25,314,814)................................                            $ 25,314,814

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%................                                132,622
                                                                                                       ------------

               NET ASSETS -- 100.0%.........................................                           $ 25,447,436
                                                                                                       ============

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE TAX-FREE TRUST
OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================

   PRINCIPAL                                                                  COUPON    MATURITY          MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 99.1%          RATE       DATE             VALUE
-------------------------------------------------------------------------------------------------------------------
$      224,718 Columbus OH Special Assessment GO...........................    5.050    04/15/08       $    230,610
     1,000,000 Hamilton OH CSD GO Prerefunded @ 101........................    5.500    12/01/09          1,070,590
     1,000,000 Hamilton OH CSD GO Prerefunded @ 101........................    5.625    12/01/09          1,074,840
     1,000,000 Hilliard OH CSD GO Prerefunded @ 101........................    5.750    12/01/09          1,095,950
     1,000,000 Univ of Cincinnati OH Gen Rcpts Rev.........................    5.750    12/01/09          1,079,090
     1,035,000 Reading OH Rev (St Mary's Ed Institute).....................    5.550    02/01/10          1,093,881
       620,000 Cuyahoga Co OH Mtg Rev (West Tech Apts).....................    5.100    09/20/10            641,725
       500,000 Akron OH GO Prerefunded @ 101...............................    5.800    11/01/10            548,325
       275,000 Akron OH GO Prerefunded @ 101...............................    6.000    11/01/10            303,878
       415,000 Dublin OH Var Purp Impt Ser A Prerefunded @ 100.............    6.000    12/01/10            455,728
     1,000,000 Greene Co OH Swr Sys Rev Prerefunded @ 101..................    5.625    12/01/10          1,090,630
     1,000,000 Hilliard OH CSD GO Prerefunded @ 101........................    5.750    12/01/10          1,095,950
       525,000 Kings OH LSD GO Prerefunded @ 101...........................    6.050    12/01/10            582,020
       500,000 Lake OH LSD GO (Stark Co) Prerefunded @ 100.................    5.750    12/01/10            543,760
     1,000,000 Summit Co OH GO Prerefunded @ 101...........................    6.000    12/01/10          1,104,310
     1,075,000 Franklin Co OH Hosp Impt (Childrens Hosp)...................    5.500    05/01/11          1,167,235
       165,000 Cuyahoga Co OH Hosp Rev (Univ Hosp) Escrowed to Maturity....    9.000    06/01/11            186,412
     1,000,000 Lorain Co OH Hosp Rev (Catholic Hlth).......................    5.625    10/01/11          1,077,470
     1,000,000 Hamilton Co OH Swr Sys Rev..................................    5.500    12/01/11          1,086,570
     1,000,000 Indian Hill OH EVSD GO Prerefunded @ 100....................    5.250    12/01/11          1,075,510
       660,000 West Chester Twp OH GO......................................    5.500    12/01/14            716,021
       400,000 Warren OH Wtr Wrks Rev......................................    5.500    11/01/15            438,088
     1,000,000 Buckeye Valley OH LSD GO....................................    6.850    12/01/15          1,147,960
     1,315,000 Loveland OH CSD GO..........................................    5.000    12/01/15          1,411,100
       640,000 Columbus-Polaris Hsg Corp Rev Prerefunded @ 100.............    7.400    01/01/16            748,390
       945,000 Chillicothe OH CSD GO.......................................    5.000    12/01/16          1,004,478
       975,000 Hamilton Co OH Convention Facs Auth Rev (Second Lien).......    5.000    12/01/16          1,027,845
     1,260,000 Cleveland OH Arpt Sys Rev...................................    5.125    01/01/17          1,297,346
     1,000,000 Lorain Co OH Hosp Rev (Catholic Hlth Partners)..............    5.500    09/01/19          1,067,110
     1,000,000 Lucas Co OH Hosp Rev (Promedica Hlth Grp)...................    5.625    11/15/19          1,065,100
       500,000 Cleveland OH Non Tax Rev (Cleveland Stadium)................    5.125    12/01/19            530,000
     1,085,000 West Clermont OH LSD GO.....................................    5.000    12/01/19          1,141,529
       210,000 Butler Co OH GO.............................................    5.250    12/01/20            225,595
     1,500,000 Nordonia Hills OH CSD GO....................................    5.375    12/01/20          1,620,015
     1,000,000 Pickerington OH LSD UTGO....................................    5.250    12/01/20          1,074,460
       850,000 West Chester Twp OH GO......................................    5.000    12/01/20            891,489
     1,210,000 Cincinnati OH Tech College Rev..............................    5.250    10/01/21          1,292,619
     1,645,000 Cleveland OH Muni SD........................................    5.000    12/01/21          1,712,001
     1,000,000 Monroe OH LSD Sch Impt GO...................................    5.000    12/01/21          1,041,970
     1,170,000 Upper Arlington OH CSD GO...................................    5.000    12/01/21          1,232,349
     1,185,000 Akron OH Impt GO............................................    5.000    12/01/22          1,239,403
     1,035,000 Elyria OH GO................................................    5.000    12/01/22          1,087,744
       765,000 Fairfield Co OH GO..........................................    5.000    12/01/22            798,163
     1,000,000 Mansfield OH CSD............................................    5.000    12/01/22          1,050,190
     1,200,000 Ross Twp OH LSD GO..........................................    5.000    12/01/22          1,255,092
       250,000 OH St Higher Ed Fac (Xavier Univ)...........................    5.000    05/01/23            260,270
     1,050,000 Harrison OH Wst Wtr Sys Rev.................................    5.250    11/01/23          1,122,125

TOUCHSTONE TAX-FREE TRUST
OHIO INSURED TAX-FREE FUND
(CONTINUED)
================================================================================

   PRINCIPAL   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 99.1%         COUPON    MATURITY          MARKET
    AMOUNT     (CONTINUED)                                                     RATE       DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
$    1,000,000 Akron OH Var Purp GO........................................    5.000    12/01/23       $  1,041,790
       450,000 Columbus OH TIF Rev (Polaris)...............................    4.750    12/01/23            459,752
       865,000 Fairfield Co OH GO..........................................    5.000    12/01/23            907,082
       425,000 Hamilton OH CSD GO..........................................    5.000    12/01/23            446,004
     1,480,000 Lakewood OH CSD.............................................    5.250    12/01/23          1,587,492
     1,000,000 OH St Higher Ed Fac Rev (Univ Dayton).......................    5.000    12/01/23          1,042,790
       405,000 OH Univ Gen Rcpts Ser B.....................................    5.000    12/01/23            427,251
     1,000,000 Toledo OH CSD GO............................................    5.000    12/01/23          1,043,920
     1,085,000 Wyoming OH CSD..............................................    5.000    12/01/23          1,140,107
     1,000,000 Hamilton Co OH Hosp Rev (Childrens Hosp Med Ctr)............    5.000    05/15/24          1,037,790
       400,000 Springboro OH Swr Sys Rev...................................    5.000    06/01/24            417,968
     1,000,000 Cleveland OH Muni SD GO.....................................    5.250    12/01/24          1,065,490
     1,000,000 Kings OH LSD GO Prerefunded @ 101...........................    5.650    12/01/24          1,075,690
       825,000 Parma OH GO.................................................    4.750    12/01/24            845,089
     1,040,000 Franklin Co OH Hosp Rev (Childrens Hosp)....................    5.000    05/01/25          1,081,527
     2,000,000 OH St Univ Gen Rcpts........................................    5.000    06/01/25          2,088,059
       810,000 Big Walnut OH LSD GO........................................    5.000    12/01/25            847,033
     1,750,000 Eaton OH CSD GO.............................................    5.000    12/01/25          1,821,068
     2,000,000 Franklin Co OH Conv Ctr Rev.................................    5.000    12/01/25          2,095,139
     1,885,000 Kings OH LSD UTGO...........................................    5.000    12/01/25          1,970,898
     1,050,000 Lakota OH LSD...............................................    4.750    12/01/25          1,073,636
       155,000 New Albany Plain LSD........................................    5.000    12/01/25            164,843
       845,000 New Albany Plain LSD........................................    5.000    12/01/25            877,254
     1,000,000 Oak Hills OH LSD GO.........................................    5.000    12/01/25          1,046,770
     1,665,000 Univ Cinti OH Gen Rcpts.....................................    4.750    06/01/26          1,697,201
       900,000 Licking Heights OH LSD GO...................................    6.400    12/01/28          1,134,774
       500,000 OH St Air Qlty Dev PCR......................................    4.800    01/01/34            502,190
                                                                                                       ------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS.........                            $ 73,041,543
                                                                                                       ------------

-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                  COUPON    MATURITY          MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES -- 0.3%                        RATE       DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
$      200,000 Puerto Rico Elec Pwr Auth Tr Rcpts Ser SGA 43...............    3.170    04/05/06       $    200,000

               TOTAL INVESTMENT SECURITIES -- 99.4%
               (Amortized Cost $70,506,852)................................                            $ 73,241,543

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%................                                409,586
                                                                                                       ------------

               NET ASSETS -- 100.0%.........................................                            $73,651,129
                                                                                                       ============

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE TAX-FREE TRUST
OHIO TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================

   PRINCIPAL                                                                  COUPON    MATURITY          MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 24.4%          RATE       DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
$      500,000 Middletown OH Arpt Facs Acq LTGO BANS.......................    4.500    06/06/06       $    501,332
     4,875,000 Middletown OH CSD UTGO BANS.................................    4.000    06/08/06          4,881,229
     3,500,000 Gallia Co OH LSD LTGO BANS..................................    4.500    06/15/06          3,507,831
     7,350,000 Gallipolis OH CSD BANS......................................    4.250    06/29/06          7,363,376
     1,500,000 AMP OH Elec Rev BANS (Newton Falls).........................    3.000    06/30/06          1,500,000
     2,350,000 AMP OH Elec Rev BANS (Montpelier)...........................    3.000    07/06/06          2,350,000
       750,000 Glenwillow Vlg OH LTGO BANS.................................    3.400    08/10/06            750,525
     3,250,000 Hillsboro OH CSD Sch Impt UTGO BANS.........................    4.000    08/16/06          3,258,944
     5,840,000 AMP OH Elect Rev BANS (Bryan)...............................    3.500    08/18/06          5,847,610
     3,373,000 Jackson Co OH Var Purp LTGO BANS............................    4.000    09/07/06          3,382,324
     4,350,000 Obetz OH Var Purp UTGO BANS.................................    5.900    10/13/06          4,408,238
     2,750,000 Harrison Twp OH Fire Dept LTGO BANS.........................    3.400    10/19/06          2,752,202
     4,280,000 Springboro OH Real Estate Acq Nts...........................    4.000    11/02/06          4,292,245
     3,500,000 Cuyahoga Heights OH UTGO BANS...............................    4.000    11/15/06          3,510,613
     6,197,000 Deerfield Twp OH Var Purp LTGO BANS.........................    4.000    11/30/06          6,215,016
     1,780,000 AMP OH Elect Rev BANS (Brewster)............................    4.000    01/11/07          1,785,386
     2,000,000 OH Univ General Rcpts BANS..................................    4.500    01/18/07          2,018,333
     2,020,000 Willard OH BANS LTGO........................................    4.250    01/24/07          2,028,770
                                                                                                       ------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS.........                            $ 60,353,974
                                                                                                       ------------

-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                  COUPON    MATURITY          MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES -- 71.3%                       RATE       DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
$    2,315,000 Cuyahoga Co OH IDR (S&R Playhouse Rlty).....................    3.200    04/01/06       $  2,315,000
       200,000 OH St Air Quality Rev PCR (OH Edison).......................    3.140    04/01/06            200,000
     6,525,000 Trumbull Co OH Hlthcare (Shepard of Valley Lutheran Home)...    3.190    04/01/06          6,525,000
       830,000 Centerville OH Hlthcare (Bethany Luth Vlg)..................    3.220    04/05/06            830,000
     3,000,000 Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126..................    3.220    04/05/06          3,000,000
     1,655,000 Cuyahoga Co OH Ed Fac (Utd Cerebral Paisy Assn).............    3.250    04/05/06          1,655,000
       690,000 Erie Co OH IDR (Toft Dairy Inc).............................    3.250    04/05/06            690,000
       270,000 Greene Co OH Hlth Fac (Greene Oaks).........................    3.250    04/05/06            270,000
       685,000 Hamilton Co OH Hlth Fac (St Aloysius Orphanage).............    3.250    04/05/06            685,000
     3,900,000 Lake Co OH Hosp Facs (Lake Hosp)............................    3.250    04/05/06          3,900,000
     1,710,000 Lorain Co OH IDR (EMH Regl Med Ctr).........................    3.250    04/05/06          1,710,000
     2,400,000 Middletown OH Dev Rev (Bishop HS)...........................    3.280    04/05/06          2,400,000
     2,000,000 Montgomery Co OH EDR (Dayton Art Inst)......................    3.280    04/05/06          2,000,000
     1,000,000 OH Wtr Dev Auth PCR (Cleveland Elec) Ser B..................    3.220    04/05/06          1,000,000
     2,050,000 OH Wtr Dev Auth Rev (Timken Company)........................    3.220    04/05/06          2,050,000
       250,000 Orrville OH Hosp Fac (Orrville Hosp Fdtn)...................    3.300    04/05/06            250,000
       600,000 Puerto Rico Elec Pwr Auth Tr Rcpts Ser SGA 43...............    3.170    04/05/06            600,000
     3,400,000 ABN AMRO MuniTOPS Ctfs Tr 2001-03 (Westerville OH CSD).         3.210    04/06/06          3,400,000
     5,000,000 ABN AMRO MuniTOPS Ctfs Tr 2006-4............................    3.210    04/06/06          5,000,000
       940,000 Akron Bath Copley OH Hosp (Summa Hlth) B....................    3.190    04/06/06            940,000
       900,000 Ashtabula Co OH Hosp (Ashtabula Co Med Ctr).................    3.200    04/06/06            900,000
     3,900,000 Athens Co OH Port Auth (Hsg OH Univ)........................    3.210    04/06/06          3,900,000
     1,300,000 Butler Co OH Hosp Facs (Berkeley Sq Ret)....................    3.210    04/06/06          1,300,000
     3,015,000 Butler Co OH Hosp Facs Rev (Middletown Regl Hosp)...........    3.190    04/06/06          3,015,000

TOUCHSTONE TAX-FREE TRUST
OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
================================================================================

   PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES -- 71.3%                      COUPON    MATURITY          MARKET
    AMOUNT     (CONTINUED)                                                     RATE       DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
$    2,605,000 Cambridge OH Hosp Facs Rev (SE OH Regl Med).................    3.250    04/06/06       $  2,605,000
     2,000,000 Carroll Co OH Hlthcare Fac (St Johns Villa).................    3.250    04/06/06          2,000,000
       100,000 Cochocton Co OH Hosp (Echoing Hills Vlg)....................    3.450    04/06/06            100,000
     1,300,000 Columbus OH Regl Arpt Auth Rev..............................    3.190    04/06/06          1,300,000
     3,615,000 Coshocton Co OH Hosp Facs Rev (Mem Hosp)....................    3.210    04/06/06          3,615,000
     1,460,000 Cuyahoga Co OH Civic Facs (West Side Ecumenical)............    3.250    04/06/06          1,460,000
     4,800,000 Cuyahoga Co OH Hlth (Gardens of Mcgregor & Amasa Stone).....    3.190    04/06/06          4,800,000
       820,000 Cuyahoga Co OH Hlth Facs Rev (Franciscan Cmntys)............    3.180    04/06/06            820,000
     3,045,000 Delaware Co OH Hlth Fac (Sarah Moore Home)..................    3.320    04/06/06          3,045,000
     1,990,000 Franklin Co OH EDR (Dominican Sisters)......................    3.250    04/06/06          1,990,000
     1,400,000 Franklin Co OH Hlth Fac (Heinzerling Fndtn).................    3.300    04/06/06          1,400,000
       800,000 Franklin Co OH Hlth Fac (Lifeline Organ Procurement)........    3.250    04/06/06            800,000
     3,000,000 Franklin Co OH Hlth Facs (Friendship Vlg Dublin)............    3.180    04/06/06          3,000,000
     4,385,000 Franklin Co OH Hlth Facs (Presbyterian).....................    3.190    04/06/06          4,385,000
       875,000 Franklin Co OH IDR (OH Girl Scout Council)..................    3.600    04/06/06            875,000
     1,800,000 Fulton Co OH IDR (Polycraft Inc)............................    3.420    04/06/06          1,800,000
       300,000 Hamilton Co OH EDR (Contemporary Arts Ctr)..................    3.250    04/06/06            300,000
     1,250,000 Hamilton Co OH Hosp (Beechwood Home)........................    3.210    04/06/06          1,250,000
     6,315,000 Hamilton Co OH Sales Tax Fltr Ctfs Ser 356..................    3.200    04/06/06          6,315,000
     2,944,000 Hamilton OH MFH Afford Hsg (Knollwood Vlg) A................    3.200    04/06/06          2,944,000
     2,553,000 Hancock Co OH MFH (Crystal Glen Apts) A.....................    3.200    04/06/06          2,553,000
     4,000,000 Henry Co OH Rev (Co Hosp)...................................    3.250    04/06/06          4,000,000
     2,000,000 Jackson OH Hosp Facs Rev (Holzer Cons Hlth Sys).............    3.220    04/06/06          2,000,000
     3,630,000 Lima OH Hosp Fac (Lima Mem Hosp)............................    3.250    04/06/06          3,630,000
       400,000 Lucas Co OH Hlth Fac (Lutheran Homes).......................    3.190    04/06/06            400,000
        50,000 Lucas Co OH Hosp Rev (Sunshine Childrens Home)..............    3.350    04/06/06             50,000
       515,000 Mahoning Co OH IDR (OH Heart Inst)..........................    3.600    04/06/06            515,000
       300,000 Marion Co OH Hosp Pooled Lease Rev..........................    3.200    04/06/06            300,000
     1,095,000 Mason OH TIF Rev (Central Parke of Mason)...................    3.260    04/06/06          1,095,000
     1,700,000 Middleburg Hgts OH Hosp Rev (SW Gen Hlth)...................    3.190    04/06/06          1,700,000
     1,080,000 Montgomery Co OH Hlth Facs (Cmnty Blood Ctr)................    3.450    04/06/06          1,080,000
     2,000,000 Montgomery Co OH Rev (St Vincent de Paul)...................    3.210    04/06/06          2,000,000
     1,925,000 OH St Higher Ed Fac (John Carroll)..........................    3.190    04/06/06          1,925,000
     3,000,000 OH St Higher Ed Fac (Mt St Joseph)..........................    3.200    04/06/06          3,000,000
     1,000,000 OH St Higher Ed Fac Pooled Fin (1997).......................    3.280    04/06/06          1,000,000
     2,800,000 OH St Higher Ed Fac Pooled Fin (1998).......................    3.280    04/06/06          2,800,000
       400,000 OH St Higher Ed Fac Pooled Fin (1999).......................    3.280    04/06/06            400,000
       200,000 OH St Higher Ed Rev (Malone College)........................    3.250    04/06/06            200,000
     3,610,000 OH St Tpk Rev Fltr Ctfs Ser 71..............................    3.200    04/06/06          3,610,000
     3,695,000 Port Gtr Cincinnati Dev Auth (Cincinnati Zoo)...............    3.260    04/06/06          3,695,000
       750,000 Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)...........    3.340    04/06/06            750,000
     3,450,000 Puerto Rico Childrens Tr Fund Putter Ser 149................    3.210    04/06/06          3,450,000
     3,500,000 Puerto Rico Cmnwlth Hwy & Trans Auth Rev Ser 969............    3.180    04/06/06          3,500,000
     1,700,000 Puerto Rico Pub Fin Corp Putters Ser 363....................    3.160    04/06/06          1,700,000
     4,135,000 Sharonville OH IDR (Duke Rlty LP)...........................    3.280    04/06/06          4,135,000
     2,400,000 Summit Co OH Civic Fac Rev (YMCA)...........................    3.250    04/06/06          2,400,000
     1,350,000 Summit Co OH Hlth Fac (Evant Inc)...........................    3.300    04/06/06          1,350,000
     2,225,000 Toledo OH City Svcs Special Assmnt..........................    3.170    04/06/06          2,225,000

TOUCHSTONE TAX-FREE TRUST
OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
================================================================================

   PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES -- 71.3%                      COUPON    MATURITY          MARKET
    AMOUNT     (CONTINUED)                                                     RATE       DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
$    3,300,000 Toledo OH City Svcs Special Assmnt..........................    3.170    04/06/06       $  3,300,000
     5,000,000 Toledo-Lucas Co OH Port Auth Rev............................    3.170    04/06/06          5,000,000
     3,995,000 Univ of Akron Gen Rcpts Fltr Ctfs Ser 165...................    3.200    04/06/06          3,995,000
     1,600,000 Warren Co OH IDR (Liquid Container).........................    3.210    04/06/06          1,600,000
     1,305,000 Westlake OH EDR (Oaks Dev Co)...............................    3.300    04/06/06          1,305,000
     4,720,000 Woodlawn OH EDR (Goodwill Inds).............................    3.210    04/06/06          4,720,000
     1,570,000 Miami Co OH Hosp Fac (Upper Vly Med Ctr)....................    3.190    04/07/06          1,570,000
     5,700,000 Hamilton Co OH IDR (ADP)....................................    3.310    04/15/06          5,700,000
                                                                                                       ------------
               TOTAL FLOATING & VARIABLE DEMAND NOTES......................                            $175,992,000
                                                                                                       ------------

-------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                   COUPON    MATURITY          MARKET
   AMOUNT      ADJUSTABLE RATE PUT BONDS -- 3.4%                               RATE       DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
$    3,040,000 Cuyahoga Co OH IDR (Halle Office Bldg)......................    3.080    04/01/06       $  3,040,000
       910,000 Clermont Co OH EDR (John Q Hammons/Clermont Hills)..........    3.250    05/01/06            910,000
     2,370,000 Richland Co OH IDR (Mansfield Sq Ltd).......................    3.250    05/15/06          2,370,000
       500,000 Gallia Co OH IDR (Jackson Pike Assoc).......................    3.550    06/15/06            500,000
     1,675,000 McDonald Tax Exempt Mtge Trust..............................    3.500    11/15/06          1,675,000
                                                                                                       ------------
               TOTAL ADJUSTABLE RATE PUT BONDS.............................                            $  8,495,000
                                                                                                       ------------

               TOTAL INVESTMENT SECURITIES -- 99.1%
               (Amortized Cost $244,840,974)...............................                            $244,840,974

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%................                              2,140,151
                                                                                                       ------------

               NET ASSETS -- 100.0%.........................................                           $246,981,125
                                                                                                       ============

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE TAX-FREE TRUST
TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================

   PRINCIPAL                                                                  COUPON    MATURITY          MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 17.0%          RATE       DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
$      100,000 Detroit MI CSD UTGO.........................................    5.000    05/01/06       $    100,134
       125,000 DC UTGO.....................................................    5.500    06/01/06            125,420
       450,000 DC UTGO Ser A...............................................    5.000    06/01/06            451,102
       100,000 DC UTGO Ser B...............................................    5.000    06/01/06            100,291
       100,000 Clark Co NV SD LTGO Prerefunded @ 101.......................    6.000    06/15/06            101,554
       500,000 Gallia Co OH LSD LTGO BANS..................................    4.500    06/15/06            501,119
     1,400,000 Gallipolis OH CSD BANS......................................    4.250    06/29/06          1,402,548
       900,000 Covington KY Indpt SD TRANS.................................    3.500    06/30/06            900,000
       400,000 AMP OH Elect Sys Rev BANS (Woodville Vlg)...................    3.250    07/20/06            400,236
       550,000 AMP OH Elect Sys Rev BANS (Carey Vlg).......................    3.400    08/03/06            550,456
       500,000 Obetz OH Var Purp UTGO BANS.................................    5.900    10/13/06            506,694
       375,000 AMP OH Elect Sys Rev BANS (Yellow Springs)..................    4.000    11/02/06            375,859
       100,000 West Shore PA SD UTGO Prerefunded @ 100.....................    5.000    11/15/06            100,870
       750,000 Noblesville IN Rev BANS.....................................    3.750    01/01/07            750,000
       479,350 AMP OH Elect Sys Rev BANS (Milan Vlg).......................    4.000    01/11/07            480,616
     1,000,000 Willard OH BANS LTGO........................................    4.250    01/24/07          1,004,342
                                                                                                       ------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ........                            $  7,851,241
                                                                                                       ------------

-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                  COUPON    MATURITY          MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES -- 71.7%                       RATE       DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
$    1,035,000 Arvada CO Wtr Sys Rev.......................................    3.350    04/01/06       $  1,035,000
     1,750,000 Broward Co FL Hlth Facs Rev (John Knox Vlg).................    3.220    04/01/06          1,750,000
       600,000 Grand Forks ND Hlth Care Facs Rev (United Hosp).............    3.310    04/01/06            600,000
       500,000 Manatee Co FL PCR (FL Pwr & Light Co).......................    3.180    04/01/06            500,000
     1,100,000 MO St Hlth & Ed (WA Univ) Ser A.............................    3.180    04/01/06          1,100,000
       700,000 OH St Air Qlty Dev Auth Rev (OH Edison Co)..................    3.180    04/01/06            700,000
       700,000 OH St Higher Ed Fac Rev (Case Western)......................    3.130    04/01/06            700,000
       800,000 Putnam Co FL PCR Dev Auth (FL Pwr & Light Co)...............    3.180    04/01/06            800,000
       800,000 Tarrant Co TX Hlth Fac Rev (Cumberland Rest Inc)............    3.200    04/01/06            800,000
       500,000 Portland OR MFH Rev (South Pk Block)........................    3.270    04/04/06            500,000
       200,000 Bloomington IL Normal Arpt Auth.............................    3.450    04/05/06            200,000
       250,000 CO Hlth Facs (Jefferson Hills) Ser B........................    3.450    04/05/06            250,000
       350,000 E-470 Pub Highway Auth CO Rev (Vehicle Reg Fee).............    3.190    04/05/06            350,000
       700,000 IL Dev Fin Auth IDR (Revcor Inc)............................    3.340    04/05/06            700,000
     1,600,000 Middletown OH Dev Rev (Bishop HS)...........................    3.280    04/05/06          1,600,000
       400,000 OH St Air Qlty Dev Auth Rev (Timken)........................    3.350    04/05/06            400,000
       650,000 Orange Co FL HFA Rev (Sundown Assoc)........................    3.210    04/05/06            650,000
     1,100,000 Scio Twp MI EDR (ADP Inc)...................................    3.810    04/05/06          1,100,000
       600,000 Ulster Co NY IDA IDR (Viking Industries Inc) Ser A..........    3.320    04/05/06            600,000
     1,500,000 Akron Bath Copley OH Hosp (Summa Hlth Sys)..................    3.190    04/06/06          1,500,000
       275,000 Akron Bath Copley OH Hosp (Visiting Nurse Svcs).............    3.300    04/06/06            275,000
       500,000 Ames Higher Ed Facs Corp TX Rev (St Gabriels)...............    3.240    04/06/06            500,000
       120,000 Boulder CO Dev Rev (Humane Society).........................    3.290    04/06/06            120,000
       240,000 CA Infra EDB IDR (Metrotile Mfg) Ser A......................    3.390    04/06/06            240,000
       100,000 CA Statewide Cmntys IDR (American Modular Sys)..............    3.230    04/06/06            100,000
       100,000 Catawba Co NC Ind Fac (Lucky 7 Dev Grp).....................    3.330    04/06/06            100,000

TOUCHSTONE TAX-FREE TRUST
TAX-FREE MONEY MARKET FUND
(CONTINUED)
================================================================================

   PRINCIPAL                                                                  COUPON    MATURITY          MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES -- 71.7% (CONTINUED)           RATE       DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
$      585,000 CO HFA EDR (Casarosa & Denver Gasket Inc)...................    3.370    04/06/06       $    585,000
       500,000 Duchesne SD UT Bldg Auth Rev................................    3.240    04/06/06            500,000
       545,000 Eden Prairie MN MFH Rev (Lake Place Apts)...................    3.290    04/06/06            545,000
       260,000 Eupora MS IDR (Plymouth Tube Co)............................    3.450    04/06/06            260,000
       280,000 Fargo ND CDR Rev (Kelly Inns Fargo).........................    3.340    04/06/06            280,000
       300,000 Hanford CA Swr Rev Ser A....................................    3.260    04/06/06            300,000
       200,000 IA Fin Auth Rev (Northcrest Inc)............................    3.290    04/06/06            200,000
       390,000 IA Fin Auth Rev (Regis Schs)................................    3.240    04/06/06            390,000
       200,000 IA Higher Ed Auth Rev (American Institute)..................    3.290    04/06/06            200,000
       500,000 IN St Ed Facs Auth (Univ Evansville)........................    3.280    04/06/06            500,000
       875,000 Indianapolis IN EDR (Pedcor Invts Waterfront-B).............    3.500    04/06/06            875,000
       740,000 Indianapolis IN MFH Rev (Nora Commons)......................    3.350    04/06/06            740,000
       225,000 Johnston Co NC IDA PCR (Inolex Chem Co).....................    3.390    04/06/06            225,000
     1,000,000 LA HFA Rev (Walmsley Hsg)...................................    3.220    04/06/06          1,000,000
       280,000 Lake Co IL Cmnty SD #73 Putter Ser 329......................    3.240    04/06/06            280,000
       410,000 Lancaster NE IDR (Garner Inds) Ser B........................    3.320    04/06/06            410,000
       100,000 Lemoore CA COP (Muni Golf Course)...........................    3.270    04/06/06            100,000
       300,000 MA St Ind Fin Agy Rev (Lower Mills Assoc LP)................    3.280    04/06/06            300,000
       240,000 Maricopa Co AZ IDA Hsg Rev (San Angelin Apts)...............    3.480    04/06/06            240,000
       100,000 Montgomery Co OH EDR (Benjamin & Marian)....................    3.250    04/06/06            100,000
       885,000 Oakland CA Liq Fac Rev (Assoc Bay Area Govt)................    3.260    04/06/06            885,000
     1,405,000 Ottawa Co OH Hosp Fac Rev (Luther Home of Mercy)............    3.300    04/06/06          1,405,000
     1,370,000 Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy) Ser 97....    3.300    04/06/06          1,370,000
       800,000 Plymouth MN IDR (Scoville Press Inc)........................    3.290    04/06/06            800,000
     1,485,000 Rev Bd Ctfs Ser 04-13 (Centennial East Apts)................    3.620    04/06/06          1,485,000
     1,105,000 Salina KS Rev (Salina Cent Mall LP-Dillards)................    3.380    04/06/06          1,105,000
       200,000 SC Jobs EDR (Hammond).......................................    3.190    04/06/06            200,000
       700,000 Storm Lake IA High Ed Facs Rev (Buena Vista)................    3.340    04/06/06            700,000
                                                                                                       ------------
               TOTAL FLOATING & VARIABLE DEMAND NOTES......................                            $ 33,150,000
                                                                                                       ------------

-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                  COUPON    MATURITY          MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS -- 11.1%                              RATE       DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
$       95,000 Cuyahoga Co OH IDR (Halle Office Bldg)......................    3.080    04/01/06       $     95,000
     1,000,000 KY Rural Wtr Fin Corp Rev...................................    3.100    04/03/06          1,000,000
       225,000 Newport KY IBR (Sumerel Tire)...............................    3.500    06/01/06            225,000
     1,000,000 Westmoreland Co PA IDA (White Cons Inds)....................    3.685    06/01/06          1,000,000
     1,125,000 Corpus Cristi TX IDC EDR (Texas Air Invt)...................    3.450    08/01/06          1,124,802
       300,000 Summit Co OH IDR (SD Myers Inc).............................    4.000    08/15/06            300,000
       380,000 Dayton KY IBR (Patriot Signage Inc).........................    3.750    09/01/06            380,000
       315,000 Summit Co OH IDR (Struktol Co America)......................    4.100    09/01/06            315,000
       700,000 McDonald Tax Exempt Mtge Trust..............................    3.500    11/15/06            700,000
                                                                                                       ------------
               TOTAL ADJUSTABLE RATE PUT BONDS.............................                            $  5,139,802
                                                                                                       ------------

               TOTAL INVESTMENT SECURITIES -- 99.8%
               (Amortized Cost $46,141,043)................................                            $ 46,141,043

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%...............                                  74,555
                                                                                                       ------------

               NET ASSETS -- 100.0%........................................                            $ 46,215,598
                                                                                                       ============

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE TAX-FREE TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at March 31, 2006.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CDR - Community Development Revenue
COP - Certificates of Participation
CSD - City School District
EDB - Economic Development Bank
EDR - Economic Development Revenue
EVSD - Exempted Village School District
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation/Committee
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
SD - School District
TANS - Tax Anticipation Notes
TRANS - Tax & Revenue Anticipation Notes
TIF - Tax Increment Financing
UT - Unlimited Tax
UTGO - Unlimited Tax General Obligation

SECURITY VALUATION -- Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

TOUCHSTONE TAX-FREE TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

Portfolio Composition

As of March 31, 2006, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 85.9% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of March 31, 2006, 31.8% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio. The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of March 31, 2006, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of March 31, 2006, 84.7% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 95.7% of its portfolio securities.

TOUCHSTONE TAX-FREE TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
(CONTINUED)
--------------------------------------------------------------------------------

The concentration of investments for each Fund as of March 31, 2006, classified by revenue source, was as follows:

--------------------------------------------------------------------------------
                            FLORIDA                       OHIO
                            TAX-FREE        OHIO        TAX-FREE       TAX-FREE
                             MONEY        INSURED        MONEY          MONEY
                             MARKET       TAX-FREE       MARKET         MARKET
                              FUND          FUND          FUND           FUND
--------------------------------------------------------------------------------
General Obligations ....           --          49.4%          7.2%          2.4%
Revenue Bonds:
Pollution Control ......          7.8%           --           9.1%         13.6%
Hospital/Health Care ...          7.1%         10.4%         24.6%         19.6%
Utilities/Water & Sewer           3.6%          5.2%          4.2%          9.4%
Education ..............         31.6%         10.7%         15.3%         17.9%
Housing/Mortgage .......         26.5%          1.9%          7.0%          9.6%
Economic Development ...          4.4%           --           7.9%          6.7%
Public Facilities ......         11.1%           --           5.2%          5.5%
Transportation .........          1.0%          1.8%          2.7%          0.8%
Special Tax ............           --            --           6.3%           --
Miscellaneous ..........          6.9%         20.6%         10.5%         14.5%
                           -----------------------------------------------------
Total Investments ......        100.0%        100.0%        100.0%        100.0%
                           -----------------------------------------------------
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FEDERAL TAX INFORMATION

The federal tax cost for the Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. The aggregate identified cost for federal income tax purposes for the Ohio Insured Tax-Free Fund is $70,506,852, resulting in gross unrealized appreciation and depreciation of $2,963,369 and $228,678, respectively, and net unrealized appreciation of $2,734,691.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.
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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Tax-Free Trust

By:    /s/ Jill T. McGruder
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Name:  Jill T. McGruder
Title: President
Date:  May 30, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Terrie A. Wiedenheft
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Name:  Terrie A. Weidenheft
Title: Treasurer & Controller
Date:  May 26, 2006